Financial instruments, Maximum Exposure to Credit Risk (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Apr. 30, 2017	Apr. 30, 2016
Exposure to Credit Risk [Abstract]
Trade receivables (gross)	$ 835.5	$ 1,047.7
Cash and cash equivalents	355.7	620.9	$ 151.0	$ 667.2
Credit Risk [member]
Exposure to Credit Risk [Abstract]
Trade receivables (gross)	877.9	1,089.6
Cash and cash equivalents	355.7	620.9
Total	$ 1,233.6	$ 1,710.5